Share-Based Compensation - Options Valuation Assumptions (Details) - Share options	3 Months Ended
Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	6 years 28 days
Risk-free interest rate, minimum (percent)	0.58%
Risk-free interest rate, maximum (percent)	1.66%
Expected volatility, minimum (percent)	76.38%
Expected volatility, maximum (percent)	77.64%
Expected dividend yield (percent)	0.00%